Investment In Oxford City Football Club (Trading) Limited (Details) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Investment In Oxford City Football Club (Trading) Limited [Abstract]
Carrying value of investment		$ 162,814	$ 162,814
Gain on remeasurement of equity investment		10,600	10,600
Elimination of inter-company advances on consolidation of Oxford City Football Club (Trading) Limited on July 1, 2013			(173,414)
Carrying value of investment				$ 162,814